NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 3 – NOTES PAYABLE

2014 Transactions:

Financing Agreement with Victory Park Management, LLC as agent for the lenders

On October 30, 2014 (the "Financing Agreement Closing Date"), the Company entered into a financing agreement (the "Financing Agreement") with Victory Park Management, LLC, as administrative agent and collateral agent for the lenders and holders of notes and warrants issued thereunder (the "Agent"). The Financing Agreement provides for borrowings of up to $20 million to be evidenced by notes issued thereunder, which are secured by a first priority, perfected security interest in substantially all of the assets of the Company and its subsidiaries (including Steel Media) and a pledge of 100% of the equity interests of each domestic subsidiary of the Company pursuant to the terms of a pledge and security agreement (the "Pledge and Security Agreement") entered into by the Company on the Financing Agreement Closing Date (which was joined by Steel Media immediately after the Company's acquisition of Steel Media). The Financing Agreement contains covenants limiting, among other things, indebtedness, liens, transfers or sales of assets, distributions or dividends, and merger or consolidation activity. The notes (the "Financing Notes") issued pursuant to the Financing Agreement, including the note issued to the lender thereunder in the original aggregate principal amount of $9 million on the Financing Agreement Closing Date (the "Initial Financing Note"), bear interest at a rate per annum equal to the sum of (1) cash interest at a rate of 10% per annum and (2) payment-in-kind (PIK) interest at a rate of 4% per annum for the period commencing on the Financing Agreement Closing Date and extending through the last day of the calendar month during which the Company's financial statements for December 31, 2014 are delivered, and which PIK interest rate thereafter from time to time may be adjusted based on the ratio of the Company's consolidated indebtedness to its earnings before interest, taxes, depreciation and amortization. If the Company achieves a reduction in the leverage ratio as described in the Financing Agreement, the PIK interest rate declines on a sliding scale from 4% to 2%. The Financing Notes issued under the Financing Agreement are scheduled to mature on October 30, 2017, with scheduled quarterly payment dates commencing December 31, 2014. Proceeds from the Initial Financing Note issued on the Financing Agreement Closing Date were used to finance, in part, the Company's acquisition of Steel Media as described in Note 2.

The Financing Agreement provides for subsidiaries of the Company to join the Financing Agreement from time to time as borrowers and cross guarantors thereunder. Immediately after the Company's acquisition of Steel Media on October 30, 2014, Steel Media executed a joinder agreement under which it became a borrower under the Financing Agreement. The Company and its subsidiary, Steel Media, are cross guarantors of each other's obligations under the Financing Agreement, all of which guaranties and obligations are secured pursuant to the terms of the Pledge and Security Agreement.

On May 14, 2015 we entered into the First Amendment to Financing Agreement with Victory Park Management, LLC, as administrative agent and collateral agent for the lenders. Under the terms of the amendment, the leverage ratio, senior leverage ratio, fixed charge coverage ratio and interest coverage ratio under the Financing Agreement were all modified, and the minimum current ratio was reduced. The amendment also modified our obligations with respect to the delivery of certain reports, certain representations by us as well as clarifying other additional terms by which the loan is administered.

Notes payable consists of the following:

Principal amount	$8,441,735
PIK interest accrued	230,993
8,672,728
Less current portion	(1,541,000)

Notes payable and PIK interest accrued, net of current portion	$7,131,728

Pursuant to the Financing Agreement, the Company also issued to the lender thereunder, on the Financing Agreement Closing Date, a five year warrant to purchase 2,900,000 shares of its Class A common stock at an exercise price of $1.00 per share (the "Financing Warrant"). Pursuant to the Financing Warrant, the warrant holder has the right, at any time after the earlier of April 30, 2016 and the maturity date of the Financing Notes issued pursuant to the Financing Agreement, but prior to the date that is five years after the Financing Agreement Closing Date, to exercise its put right under the terms of the Financing Warrant, pursuant to which the warrant holder may sell to the Company, and the Company will purchase from the warrant holder, all or any portion of the Financing Warrant that has not been previously exercised. In connection with any exercise of this put right, the purchase price will be equal to an amount based upon the percentage of the Financing Warrant for which the put right is being exercised, multiplied by the lesser of (A) 50% of the total revenue for the Company and its subsidiaries, on a consolidated basis, for the trailing 12- month period ending with the Company's then-most recently completed fiscal quarter, and (B) $1,500,000. We have recorded the put liability at its present value of $1,232,294 and have recorded it as deferred debt cost. We will record the accretion as interest expense.

Activity for the put liability during the six months ended June 30, 2015 was:

	December 31, 2014	Activity During the Period	Accretion in Value	June 30, 2015
Put liability	$1,260,010	$—	$84,528	$1,344,538
Total	$1,260,010	$—	$84,528	$1,344,538

We incurred a total of $3,164,352 of costs related to the Financing Agreement. These costs will be amortized to interest expense over the life of the debt.

During the three and six months ended June 30, 2015, $308,434 and $628,370, respectively, was amortized with a remaining balance of $2,279,366 reported as deferred debt issue costs as of June 30, 2015.

Note payable – Richard Steel

As partial consideration for the purchase of Steel Media described in Note 2, we executed a one year secured subordinated promissory note in the principal amount of $2.5 million (the "Note") which is secured by 2,386,863 shares of our Class A common stock (the "Escrow Shares").

The Note issued to Mr. Steel bears interest at the rate of 5% per annum and the principal and accrued interest is due and payable on October 30, 2015. The amounts due under the Note accelerate and become immediately due and payable upon the occurrence of an event of default as described in the Note. Upon an event of default under the Note, the interest rate increases to 10% per annum. The Note may be prepaid upon five days' notice to Mr. Steel, and the Note must be prepaid upon a change of control of the Company or Steel Media. The Note is also subject to certain mandatory partial prepayments for each of the fiscal quarters ending December 31, 2014, March 31, 2015 and June 30, 2015 in an amount equal to 25% of the "Excess Cash Amount" as defined in the Note.

NOTE 3 – NOTES PAYABLE.

2014 Transactions:

Financing Agreement with Victory Park Management, LLC as agent for the lenders

On October 30, 2014 (the "Financing Agreement Closing Date"), the Company entered into a financing agreement (the "Financing Agreement") with Victory Park Management, LLC, as administrative agent and collateral agent for the lenders and holders of notes and warrants issued thereunder (the "Agent"). The Financing Agreement provides for borrowings of up to $20 million to be evidenced by notes issued thereunder, which are secured by a first priority, perfected security interest in substantially all of the assets of the Company and its subsidiaries (including Steel Media) and a pledge of 100% of the equity interests of each domestic subsidiary of the Company pursuant to the terms of a pledge and security agreement (the "Pledge and Security Agreement") entered into by the Company on the Financing Agreement Closing Date (which was joined by Steel Media immediately after the Company's acquisition of Steel Media). The Financing Agreement contains covenants limiting, among other things, indebtedness, liens, transfers or sales of assets, distributions or dividends, and merger or consolidation activity. The notes (the "Financing Notes") issued pursuant to the Financing Agreement, including the note issued to the lender thereunder in the original aggregate principal amount of $9 million on the Financing Agreement Closing Date (the "Initial Financing Note"), bear interest at a rate per annum equal to the sum of (1) cash interest at a rate of 10% per annum and (2) payment-in-kind (PIK) interest at a rate of 4% per annum for the period commencing on the Financing Agreement Closing Date and extending through the last day of the calendar month during which the Company's financial statements for December 31, 2014 are delivered, and which PIK interest rate thereafter from time to time may be adjusted based on the ratio of the Company's consolidated indebtedness to its earnings before interest, taxes, depreciation and amortization. If the Company achieves a reduction in the leverage ratio as described in the Financing Agreement, the PIK interest rate declines on a sliding scale from 4% to 2%. The Financing Notes issued under the Financing Agreement are scheduled to mature on October 30, 2017, with scheduled quarterly payment dates commencing December 31, 2014. Proceeds from the Initial Financing Note issued on the Financing Agreement Closing Date were used to finance, in part, the Company's acquisition of Steel Media as described in Note 2.

The Financing Agreement provides for subsidiaries of the Company to join the Financing Agreement from time to time as borrowers and cross guarantors thereunder. Immediately after the Company's acquisition of Steel Media on October 30, 2014, Steel Media executed a joinder agreement under which it became a borrower under the Financing Agreement. The Company and its subsidiary, Steel Media, are cross guarantors of each other's obligations under the Financing Agreement, all of which guaranties and obligations are secured pursuant to the terms of the Pledge and Security Agreement.

Notes payable consists of the following:

	December 31,
	2014	2013

Principal amount	$9,000,000	$—
PIK interest accrued	63,014	—
	9,063,014	—
Less current portion	(1,350,000)	—

Notes payable and PIK interest accrued, net of current portion	$7,713,014	$—

Pursuant to the Financing Agreement, the Company also issued to the lender thereunder, on the Financing Agreement Closing Date, a five year warrant to purchase 2,900,000 shares of its Class A common stock at an exercise price of $1.00 per share (the "Financing Warrant"). The warrant holder may not, however, exercise the Financing Warrant for a number of shares of Class A common stock that would cause such holder to beneficially own shares of Class A common stock in excess of 4.99% of the Company's outstanding shares of Class A common stock following such exercise. The number of shares issuable upon exercise of the Financing Warrant and the exercise price therefor are subject to adjustment in the event of stock splits, stock dividends, recapitalizations and similar corporate events. Pursuant to the Financing Warrant, the warrant holder has the right, at any time after the earlier of April 30, 2016 and the maturity date of the Financing Notes issued pursuant to the Financing Agreement, but prior to the date that is five years after the Financing Agreement Closing Date, to exercise its put right under the terms of the Financing Warrant, pursuant to which the warrant holder may sell to the Company, and the Company will purchase from the warrant holder, all or any portion of the Financing Warrant that has not been previously exercised. In connection with any exercise of this put right, the purchase price will be equal to an amount based upon the percentage of the Financing Warrant for which the put right is being exercised, multiplied by the lesser of (A) 50% of the total revenue for the Company and its subsidiaries, on a consolidated basis, for the trailing 12- month period ending with the Company's then-most recently completed fiscal quarter, and (B) $1,500,000. We have recorded the put liability at its present value of $1,232,294 and have recorded it as deferred debt cost. We will record the accretion as interest expense.

As contemplated under the Financing Agreement, the Company also entered into a registration rights agreement on the Financing Agreement Closing Date (the "Financing Registration Rights Agreement") with the holder of the Financing Warrant, pursuant to which the Company granted to such holder certain "piggyback" rights to register the shares of the Company's Class A common stock issuable upon exercise of the Financing Warrant. Specifically, the holder of the Financing Warrant has the right, subject to certain allocation provisions set forth in the Financing Registration Rights Agreement, to include the shares underlying the Financing Warrant in registration statements for offerings by the Company of its Class A common stock, as well as offerings of the Company's Class A common stock held by third parties.

As part of the arrangements under the Financing Agreement, the Agent, Mr. Steel, and the Company and Steel Media (as borrowers under the Financing Agreement) have also entered into a subordination agreement (the "Subordination Agreement") under which Mr. Steel has agreed, subject to the terms and conditions of the Subordination Agreement, to subordinate to the lenders and holders of Financing Notes and the Financing Warrant issued under the Financing Agreement (i) certain obligations, liabilities, and indebtedness, including, without limitation, payments under the Note and payments of Earnout Consideration, owed to him by the Company and any of its subsidiaries and (ii) Mr. Steel's right to exercise the Put Right.

Activity for the put liability during the year ended December 31, 2014 was:

	December 31, 2013	Activity During the Period	Accretion in Value	December 31, 2014
Put liability	$—	$1,232,294	$27,716	$1,260,010
Total	$—	$1,232,294	$27,716	$1,260,010

We incurred a total of $3,164,352 of costs related to the Financing Agreement. These costs will be amortized to interest expense over the life of the debt.

During the year ended December 31, 2014, $256,616 was amortized with a remaining balance of $2,907,736 reported as deferred debt issue costs as of December 31, 2014.

The approximate maturities of the long term portion of the financing agreement are as follows:

Year ended December 31,
2016	2,250,000
2017	5,463,000

Note payable – Richard Steel

As partial consideration for the purchase of Steel Media described in Note 2, we executed a one year secured subordinated promissory note in the principal amount of $2.5 million (the "Note") which is secured by 2,386,863 shares of our Class A common stock (the "Escrow Shares").

The Note issued to Mr. Steel bears interest at the rate of 5% per annum and the principal and accrued interest is due and payable on October 30, 2015. The amounts due under the Note accelerate and become immediately due and payable upon the occurrence of an event of default as described in the Note. Upon an event of default under the Note, the interest rate increases to 10% per annum. The Note may be prepaid upon five days' notice to Mr. Steel, and the Note must be prepaid upon a change of control of the Company or Steel Media. The Note is also subject to certain mandatory partial prepayments for each of the fiscal quarters ending December 31, 2014, March 31, 2015 and June 30, 2015 in an amount equal to 25% of the "Excess Cash Amount" as defined in the Note.

The obligations under the Note are subordinated to the Company's obligations under the Financing Agreement (as hereinafter defined) pursuant to the terms of the Subordination Agreement (as hereinafter described) and are secured by the Escrow Shares. Upon an event of default under the Note, if the Escrow Shares are released to Mr. Steel all amounts due under the Note will be deemed paid and the Note will be satisfied in full provided that (i) all of the Escrow Shares (or at least 90% of the Escrow Shares, in the case of a cut-back required by the SEC as a result of limitations under SEC Rule 415, as defined in the Registration Rights Agreement described below) are subject to a then effective SEC registration statement having a customary plan of distribution for resale, (ii) the Escrow Shares are freely tradable by Mr. Steel, without restriction of any kind or nature (other than insider trading laws), and (iii) the certificates evidencing the Escrow Shares are free of any legend or other restrictive notation. If these conditions are not each satisfied at the time of release of the Escrow Shares to Mr. Steel, then the principal and interest due under the Note remains outstanding except that it will be deemed repaid from time to time, dollar for dollar, from the proceeds realized by Mr. Steel from the sale or other disposition of the Escrow Shares. The Escrow Shares are considered issued but not outstanding and Mr. Steel does not have any voting or other rights as a stockholder to the Escrow Shares during the period they are held in escrow. The Escrow Shares are being held by an escrow agent pursuant to the terms of that certain Escrow Agreement, dated October 30, 2014, by and among Mr. Steel, the Company and Lowenstein Sandler LLP, as escrow agent (the "Escrow Shares Agreement"). Subject to the terms and conditions of the Stock Purchase Agreement and the Subordination Agreement, upon a release of the Escrow Shares to Mr. Steel, Mr. Steel has the right to put the Escrow Shares to the Company at a per share price of $1.0474 (the "Put Right").

2013 Transactions:

Credit Facility and Termination Agreement:

During February 2013 we entered into a senior secured revolving credit facility agreement (which was amended on June 11, 2013 (the "Credit Agreement") with TCA Global Credit Master Fund, LP (the "Lender" or "TCA"). Pursuant to the Credit Agreement, the Lender agreed to loan up to $5,000,000 for working capital purposes. A total of $550,000 was funded by Lender in connection with two closings and we received net proceeds of $486,425. October 2013 we paid all amounts due under the credit facility, aggregating $550,000. Following the repayment of the credit facility, in October 2013 we entered into a Termination Agreement with TCA whereby we terminated the Amended Credit Agreement and all of our obligations thereunder. As part of this Termination Agreement, we also redeemed 174,010 Class A common shares issued to TCA pursuant to the credit facility, thereby terminating any obligations under the make whole provisions of the Termination Agreement. We paid TCA $175,000 to redeem the shares.

In total, we incurred costs aggregating $274,737, including the amounts allocated to the 174,010 Class A common shares issued to TCA pursuant to the credit facility. These costs have been fully amortized as interest expense during 2013.